Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Consolidated Statement of Income and Comprehensive Income [Abstract]
Interest income calculated using effective interest rate method	$ 21,552	$ 18,743	$ 62,710	$ 52,420